Jody M. Walker
Attorney At Law
7841 South Garfield Way
                           Centennial, CO 80122
Telephone:  303-850-7637                       Facsimile:  303-220-9902


June 1, 2006

Ronald E. Alper
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549-3561

RE:     American Antiquities, Inc.
        Amendment No. 3 to
        Registration Statement on Form SB-2
        Filed February 14, 2006
        File No. 333-130446

Dear Mr. Alper:

Pursuant to your comment letter dated May 17, 2006, please note the following responses.

Prospectus Cover Page
1. Please highlight the cross-reference to the risk factors section by prominent type or in another manner. See Item 501(a)(5) of Regulation S-B.

The cross-reference to the risk factors section has been in prominent type (bold) in all filings. The prominent type does not show in the edgarized text version. The courtesy hard copies include the prominent type.

2. We note the statement that ?expenses for this offering are estimated at $%43,200 for the minimum offering amount and $52,700 for the maximum offering amount.? Please indicate whether the expenses will be paid from the proceeds raised in this offering.

The following disclosure has been added:

If less than the maximum offering amount is obtained, officers and directors have verbally agreed to advance any funds necessary to pay offering expenses not covered by the proceeds received at each level of funding. The advances are to be repaid when sufficient revenues are obtained.

Also, please note that the information on the prospectus cover page in the final printed document will fit on one page. The edgarized version does not reflect the actual font that will be used.



Plan of Operation, page 22

3. Please reconcile the milestones with the use of proceeds. For example, the $1,000 to establish procedures to audit sales does not appear in the use of proceeds nor does the cost of development of a website. Please revise. Also, include the estimated costs of developing a website.

The cost of developing a website (estimated at $500) was previously included as a marketing expense. Additionally, the $1,000 estimate for establishing procedures to audit sales was previously included as a miscellaneous expense. The disclosure has been revised as follows for clarity.

Officers? Salaries           $   36,000     $   36,000      $   36,000     $       0
Rent                              1,200          1,200           1,200         1,200
General Office Expense            5,000          4,000           3,000         1,500
Telephone expense                   250            200             150           100
Computers and office equipment    4,000          3,000               0             0
Travel and lodging               15,000         10,000           5,000         1,000
Miscellaneous                     4,850          3,900           2,200             0
Establishment of procedures to
  audit sales                     1,000          1,000           1,000         1,000
Website development                 500            500             500           500
Marketing                         9,500          9,500           9,500           500
Purchase of sale
  and/or auction items          370,000        130,000          20,000         1,000
                             ----------     ----------      ----------     ---------
Net Proceeds Expended        $  447,300     $  199,300      $   78,550     $   6,800

4. We note your response to our prior comment 15 of our letter dated March 13, 2006 and we reissue the prior comment. We note the disclosure that ?upon successful completion of this offering we will...
?   Please revise to clarify successful completion of the offering.
Described in the plan of operations the estimated costs and when (providing specific timeframes) the company expects to: 1) make purchases for resale and to resell such items at trade shows, retail outlets or through internet websites; 2) accept consignments for sale and resell at trade shows, to customers through mailing lists, retail outlets or through the internet; 3: make purchases for auction and sell through live auctions on Ebay, Yahoo, TIAS or other web applications;
4) accept consignments for auction and sell on online auctions; and 5) attend trade shows and make exhibits. Please describe any conditions or milestones which need to be completed in order for other milestones to be pursued or completed.

The disclosure has been clarified that

Upon completion of the minimum offering amount and as offering funds and future revenues allow, we will commence ongoing operations which include:
   - making purchases for resale and to resell such items at trade shows, retail outlets or through internet websites
   - accepting consignments for sale and resell at trade shows, to customers through mailing lists, retail outlets or through the internet
   - making purchases for auction and sell through live auctions on Ebay, Yahoo, TIAS or other web applications;
   - accepting consignments for auction and sell on online auctions; and
   -  attending trade shows and make exhibits.
 ?upon completion of the minimum offering, we will commence ongoing

These are not milestones or limited time occurrences but are a description of what American Antiquities? operations will include. As such, no estimated costs are included nor have specific timeframes been disclosed. These will be the ongoing operations of American Antiquities and no projections regarding costs or revenues will be provided.

As previously disclosed, no one milestone needs to be completed in order for the other milestones to be pursued or completed.

Management, page 25
5.   We note your response to our prior comment 16 in our letter dated
March 13, 2006.   The disclosure indicates that since December 2003,
Mr. Quinlan worked full time for both the Chicago Board of Trade and the Linn Group. Please clarify.

The disclosure has been clarified as follows:

Kevin T. Quinlan. Mr. Quinlan has been chief financial officer and a director of American Antiquities since June 2005. From May 1, 2006 to present, Mr. Quinlan has been working part time of Fluid Management Corporation as a customer services representative. From December 2003 to April 30, 2006, Mr. Quinlan was employed full time as a desk manager for the Linn Group, a commodity trading and investment firm at the Chicago Board of Trade. From August 2002 to April 2003, Mr. Quinlan was a senior customer service representative for Allstate Financial, an insurance and annuity company. Mr. Quinlan graduated from Illinois State University in August 2002 with a bachelor of arts degree in history.


Executive Compensation, page 26
6. We note the disclosure that the officers have contributed services valued at $960. Please discuss whether the company will pay the officers for these services. Also disclose in the ?Certain Relationships and Relate Transactions? section whether the company will pay for the owed rent, contributed services or advancements and, if so, whether these expenses will be paid from the proceeds of this offering.

American Antiquities shall pay for the owed rent, contributed services or advancements when sufficient revenues are obtained.

Please update the use of proceeds section as applicable.

All payments and expenses due to the officers of the company will be paid from the proceeds of the offering. No payments to the officers for payments or expenses will be made unless the minimum amount of the offering is raised.

Very truly yours,

/s/Jody M. Walker
------------------
Jody M. Walker